SCHEDULE OF OTHER INCOME (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Other Income and Expenses [Abstract]
Gain on sale of investment			$ 1,105,998
Sundry income				172,832
Total			$ 1,105,998	$ 172,832